Intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Intangible assets and goodwill	Intangible assets and goodwill
i)                   Reconciliation of carrying amount

	Goodwill	Trademarks	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Cost
At January 1, 2024	875	69	1,644	155	2,743
Additions	—	—	—	4	4
Internally developed	—	—	—	40	40
Acquisition through business combination	38	1	—	2	41
Disposals/Write-off	—	—	—	*	*
Effects of movements in exchange rates	—	—	—	(1)	(1)
At December 31, 2024	913	70	1,644	200	2,827
Additions	—	—	—	3	3
Internally developed	—	—	—	31	31
Acquisition through business combination	57	18	—	5	80
Disposals/Write-off	—	—	—	(3)	(3)
Effects of movements in exchange rates	—	—	—	1	1
At December 31, 2025	970	88	1,644	237	2,939

	Goodwill	Trademarks	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Accumulated amortization and impairment losses
At January 1, 2024	68	10	1,644	105	1,827
Amortization for the year	—	6	—	19	25
Disposal/Write-off	—	—	—	*	*
Effects of movements in exchange rates	—	—	—	*	*
At December 31, 2024	68	16	1,644	124	1,852
Amortization for the year	—	7	—	25	32
Disposal/Write-off	—	—	—	(3)	(3)
Effects of movements in exchange rates	—	—	—	1	1
At December 31, 2025	68	23	1,644	147	1,882
Carrying amounts
At January 1, 2024	807	59	—	50	916
At December 31, 2024	845	54	—	76	975
At December 31, 2025	902	65	—	90	1,057
*Amount less than $1 million
Included in the net carrying value of the Other intangible assets is internally developed software of $80 million (2024: $71 million).
ii)                  Amortization
The amortization of intangible assets is primarily included in ‘Cost of revenue’ (see Note 20).

	2025	2024	2023
(in $ millions)	$	$	$
Amortization of intangible assets	32	25	17
iii)                 Impairment testing for CGUs containing goodwill
For the purposes of impairment testing, goodwill has been allocated (net of impairment loss recognized) to the Group’s CGUs as follows:

	Note	2025	2024
(in $ millions)	reference	$	$
Goodwill allocated
Southeast Asia Ride Hailing CGUs	5(iii)(a)	606	606
Malaysia Mart CGU	5(iii)(b)	190	163
Indonesia Payment CGU	5(iii)(c)	34	34
Other units with individually insignificant goodwill		72	42
a)Southeast Asia ride hailing cash generating units (“Southeast Asia Ride Hailing CGUs”)
For the purpose of impairment testing, goodwill of $606 million has been allocated to the Group’s ride hailing business operations across countries in Southeast Asia, each of which is considered a CGU (“Ride Hailing CGU”). The goodwill has been allocated in proportion to the non-compete benefits attributable to each Ride Hailing CGU. These benefits are represented by the fair value of the non-compete agreement on initial recognition attributable to each Ride Hailing CGU, which was based on a valuation technique that reflected the present value of differential cash flows between “with” and “without” non-compete agreement scenarios.
For the financial years ended December 31, 2025 and 2024, the estimated recoverable amount of each Ride Hailing CGU has exceeded its carrying amount and therefore no impairment loss was recognized.
The recoverable amount of the Ride Hailing CGUs was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 2.4 from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs (2024: revenue based multiple of 2.0 derived from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs). The fair value measurement is categorized as a level 3 fair value (2024: level 3 fair value) based on the inputs in the valuation technique used. It has been identified that only changes beyond reasonably possible levels of the revenue based multiple could cause the carrying amount to exceed the recoverable amount.
b)Malaysia delivery and offering of daily necessities cash generating unit (“Malaysia Mart CGU”)
For the purpose of impairment testing, goodwill of $190 million (2024: $163 million) has been allocated to the Group’s goods ordering and delivery booking services in Malaysia ("Malaysia Mart CGU").
For the financial years ended December 31, 2025 and 2024, the estimated recoverable amount of the Malaysia Mart CGU exceeded its carrying amount and therefore no impairment loss was recognized.
The recoverable amount of the Malaysia Mart CGU was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied an earnings based multiple of 11.9 derived from comparable companies to the earnings of its Malaysia Mart CGU (2024: earnings based multiple of 11.6 derived from comparable companies to the earnings of its Malaysia Mart CGU). The fair value measurement is categorized as a level 3 fair value (2024: level 3 fair value) based on the inputs in the valuation technique used. It has been identified that only changes beyond reasonably possible levels of the earnings based multiple could cause the carrying amount to exceed the recoverable amount.
c)Indonesia mobile payments and rewards cash generating unit (“Indonesia Payment CGU”)
For the purpose of impairment testing, goodwill of $34 million has been allocated to the Group’s Indonesia Payment CGU.
For the financial years ended December 31, 2025 and 2024, the estimated recoverable amount of the Indonesia Payment CGU exceeded its carrying amount and therefore no impairment loss was recognized.
The recoverable amount of the Indonesia Payment CGU was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 3.3 derived from comparable companies to the revenue of its Indonesia Payment CGUs (2024: revenue based multiple of 2.7 derived from comparable companies to the revenue of its Indonesia Payment CGUs). The fair value measurement is categorized as a level 3 fair value (2024: level 3 fair value) based on the inputs in the valuation technique used. It has been identified that only changes beyond reasonably possible levels of the revenue based multiple could cause the carrying amount to exceed the recoverable amount.